UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-22525

Managed Portfolio Series
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Brian R. Wiedmeyer, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-6844
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2020

Date of reporting period:  September 30, 2019

Item 1. Schedule of Investments

AC ONE China Fund
Schedule of Investments
September 30, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS - 101.3%
Communication Services - 17.4%
China Mobile	51,500	$426,613
China Telecom, Class H	482,000	219,483
Tencent Holdings	35,700	1,493,257
		2,139,353
Consumer Discretionary - 14.6%
Anta Sports Products	55,000	454,640
BYD Company, Class H	47,000	233,579
Ctrip.com International - ADR *	8,850	259,217
Geely Automobile Holdings	110,000	186,936
Haier Electronics Group	133,000	346,313
IMAX China Holding	107,000	252,171
Man Wah Holdings	89,200	55,570
		1,788,426
Consumer Staples - 8.4%
China Mengniu Dairy	228,000	853,467
Hengan International Group	26,500	173,645
		1,027,112
Financials # - 25.4%
Bank Of China, Class H	471,000	184,713
China Life Insurance, Class H	121,000	278,826
CITIC Securities, Class H	175,000	327,869
Haitong International Securities Group	450,000	127,549
Haitong Securities, Class H	168,400	176,620
Haitong UniTrust International Leasing *	6,014	1,358
Hong Kong Exchanges & Clearing	8,700	254,998
Industrial & Commercial Bank of China, Class H	571,000	382,533
PICC Property & Casualty, Class H	277,002	323,215
Ping An Insurance Group, Class H	92,000	1,057,422
		3,115,103
Health Care - 8.9%
CSPC Pharmaceutical Group	234,000	469,597
Sino Biopharmaceutical	262,500	333,288
Sinopharm Group, Class H	94,800	296,342
		1,099,227
Industrials - 11.0%
Air China, Class H	321,000	281,738
AviChina Industry & Technology, Class H	315,000	154,748
Beijing Capital International Airport, Class H	137,000	116,903
China Eastern Airlines *	500,000	242,165
China Everbright International	186,370	143,355
CRRC, Class H	215,000	150,024
Zhuzhou CSR Times Electric, Class H	64,500	266,946
		1,355,879
Information Technology - 13.5%
AAC Technologies	14,500	76,495
Alibaba Group Holding - ADR *	6,960	1,163,921
Baidu - ADR *	1,785	183,427
Razer *	220,000	42,475
TravelSky Technology, Class H	94,000	195,196
		1,661,514
Materials - 0.5%
Nine Dragons Paper Holdings	67,000	56,425
Utilities - 1.6%
China Resources Gas Group	40,000	197,940

TOTAL COMMON STOCKS
(Cost $10,131,312)		12,440,979

Total Investments - 101.3%
(Cost $10,131,312)		12,440,979
Other Assets and Liabilities, Net - (1.3)%		(156,954)
Total Net Assets - 100.0%		$12,284,025

*	Non-income producing security.
#
The Fund is significantly invested in this sector and therefore is subject to additional risks. Changes in governmental regulation, interest rates, domestic and international economics, loan losses, price competition and industry consolidation may affect companies in this sector.

ADR - American Depositary Receipt

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of September 30, 2019:

	Level 1	Level 2	Level 3	Total
Common Stocks	$1,607,923	$10,833,056	$-	$12,440,979
Total Investments	$1,607,923	$10,833,056	$-	$12,440,979

Refer to the Fund's Schedule of Investments for further information on the classication of investments.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title)  /s/ Brian R. Wiedmeyer
                                         Brian R. Wiedmeyer, President

Date   November 21, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Brian R. Wiedmeyer
                                         Brian R. Wiedmeyer, President

Date   November 21, 2019

By (Signature and Title)  /s/ Benjamin J. Eirich
                                         Benjamin J. Eirich, Treasurer

Date   November 21, 2019